Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Capital Product Partners, L.P. was formed on January 16, 2007, under the laws of the Marshall Islands. Capital Product Partners, L.P. and its fully owned subsidiaries (collectively the “Partnership”) is an international shipping company. As of December 31, 2020, its fleet of fourteen high specification vessels consisted of thirteen Neo-Panamax container carrier vessels and one Cape-size bulk carrier. Its vessels are capable of carrying a wide range of dry cargoes, as well as containerized goods under short-term voyage charters and medium to long-term time charters.

The DSS Transaction

On November 27, 2018, the Partnership entered into a definitive transaction agreement (the “Transaction Agreement”) with DSS Holdings L.P. (“DSS”), a privately held third party company, pursuant to which the Partnership agreed to spin off its Crude and Product tanker business into a separate publicly listed company which would combine with DSS’s businesses and operations in a share-to-share transaction (the “DSS Transaction”). Pursuant to the Transaction Agreement:

(a) the Partnership agreed to establish a number of entities for the implementation of the DSS Transaction, including Athena SpinCo Inc. (“Athena”);

(b) the Partnership agreed to contribute to Athena the Crude and Product tanker business, associated inventories, $10,000 in cash plus prorated charter hire and net payments received from February 20, 2019 onwards with specific arrangements relating to the funding of working capital;

(c) the Partnership agreed to distribute all 12,725,000 shares of common stock of Athena (renamed Diamond S Shipping Inc. or “Diamond S”) that it owned by way of a pro rata distribution to holders of the Partnership’s common and general partner units (the “distribution”);

(d) Immediately following the distribution, there was a series of mergers as a result of which Diamond S would acquire the business and operations of DSS (the “combination”). In the combination, Diamond S issued additional shares of Diamond S common stock to DSS in such amount as to reflect the relative net asset values of the respective businesses and the agreed implied premium on the net asset value of the Crude and Product tanker business; and

(e) DSS entered into several firm commitments for a syndicated five year term loan and revolving credit facility of up to $360,000 with a syndicate of global shipping banks, and agreed to turn over net proceeds in such amount to partially prepay a portion of the loans outstanding under the Partnership’s existing credit facilities, redeem the Partnership’s Class B Units and fund transaction expenses.

The DSS Transaction was completed on March 27, 2019. Results of operations and cash flows of the Crude and Product tanker business and assets and liabilities that were part of the DSS Transaction are reported as discontinued operations for all periods presented (Note 3).

Effective March 27, 2019, the Partnership effected a one for seven reverse unit split of its issued and outstanding common and general partner units (the “March 2019 Reverse Split”) (Note 13). All units and per units amounts disclosed in the financial statements give effect to this reverse stock split retroactively, for all periods presented.

The consolidated financial statements include Capital Product Partners, L.P. and the following wholly owned subsidiaries which were all incorporated or formed under the laws of the Marshall Islands and Liberia.

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	Deadweight “DWT”	Date acquired by the Partnership	Date acquired by Capital Maritime & Trading Corp. (“CMTC”)
Continuing Operations
Capital Product Operating LLC	01/16/2007	—	—	—	—
Crude Carriers Corp.	10/29/2009	—	—	09/30/2011	—
Crude Carriers Operating Corp.	01/21/2010	—	—	09/30/2011	—
Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon	179,221	06/09/2011	01/25/2011
Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon	108,892	12/22/2012	06/28/2012
Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis	108,892	12/22/2012	06/22/2012
Anax Container Carrier S.A.	04/08/2011	M/V Hyundai Prestige	63,010	09/11/2013	02/19/2013
Hercules Container Carrier S.A.	04/08/2011	M/V Hyundai Premium	63,010	03/20/2013	03/11/2013
Iason Container Carrier S.A.	04/08/2011	M/V Hyundai Paramount	63,010	03/27/2013	03/27/2013
Thiseas Container Carrier S.A.	04/08/2011	M/V Hyundai Privilege	63,010	09/11/2013	05/31/2013
Cronus Container Carrier S.A.	07/19/2011	M/V Hyundai Platinum	63,010	09/11/2013	06/14/2013
Dias Container Carrier S.A.	05/16/2013	M/V Akadimos (ex CMA CGM Amazon)	115,534	06/10/2015	06/10/2015
Poseidon Container Carrier S.A.	05/16/2013	M/V Adonis (ex CMA CGM Uruguay)	115,639	09/18/2015	09/18/2015
Atrotos Container Carrier S.A.	10/25/2013	M/V CMA CGM Magdalena	115,639	02/26/2016	02/26/2016
Deka Container Carrier S.A.	03/28/2017	M/V Athenian	118,835	01/22/2020	04/28/2017
Jupiter Container Carrier S.A.	03/28/2017	M/V Athos	118,888	01/23/2020	05/19/2017
Nikitis Container Carrier S.A.	03/28/2017	M/V Aristomenis	118,712	01/23/2020	06/27/2017
Aenaos Product Carrier S.A.	10/16/2013	M/T Aristotelis (1)	51,604	11/28/2013	—
Baymont Enterprises Incorporated	05/29/2007	M/T Amore Mio (1)	159,982	03/27/2008	07/31/2007
Ross Shipmanagement Co.	12/29/2003	M/T Attikos (2)	12,000	09/24/2007	01/20/2005
Forbes Maritime Co.	02/03/2004	M/T Aristofanis (2)	12,000	04/30/2008	06/02/2005
Mango Finance Corp.	07/14/2006	M/T Agamemnon II (2)	51,238	04/07/2009	11/24/2008
Miltiadis M II Corp.	08/28/2012	—	—	—	—
(1)	Vessels were disposed in 2018.
(2)	Vessels were disposed prior to 2018.

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	Deadweight “DWT”	Date acquired by the Partnership	Date acquired by Capital Maritime & Trading Corp. (“CMTC”)
Discontinued Operations (Companies part of the Crude and Product tanker business which were spun-off on March 27, 2019)
Shipping Rider Co.	09/16/2003	M/T Atlantas II	36,760	04/04/2007	04/26/2006
Canvey Shipmanagement Co.	03/18/2004	M/T Assos	47,872	08/16/2010 04/04/2007	05/17/2006
Centurion Navigation Limited	08/27/2003	M/T Aktoras	36,759	04/04/2007	07/12/2006
Polarwind Maritime S.A.	10/10/2003	M/T Agisilaos	36,760	04/04/2007	08/16/2006
Carnation Shipping Company	11/10/2003	M/T Arionas	36,725	04/04/2007	11/02/2006
Apollonas Shipping Company	02/10/2004	M/T Avax	47,834	04/04/2007	01/12/2007
Tempest Maritime Inc.	09/12/2003	M/T Aiolos	36,725	04/04/2007	03/02/2007
Iraklitos Shipping Company	02/10/2004	M/T Axios	47,872	04/04/2007	02/28/2007
Epicurus Shipping Company	02/11/2004	M/T Atrotos	47,786	03/01/2010 05/08/2007	05/08/2007
Laredo Maritime Inc.	02/03/2004	M/T Akeraios	47,781	07/13/2007	07/13/2007
Lorenzo Shipmanagement Inc.	05/26/2004	M/T Apostolos	47,782	09/20/2007	09/20/2007
Splendor Shipholding S.A.	07/08/2004	M/T Anemos I	47,782	09/28/2007	09/28/2007
Sorrel Shipmanagement Inc.	02/07/2006	M/T Alexandros II	51,258	01/29/2008	01/29/2008
Wind Dancer Shipping Inc.	02/07/2006	M/T Aristotelis II	51,226	06/17/2008	06/17/2008
Belerion Maritime Co.	01/24/2006	M/T Aris II	51,218	08/20/2008	08/20/2008
Navarro International S.A.	07/14/2006	M/T Ayrton II	51,260	04/13/2009	04/10/2009
Adrian Shipholding Inc.	06/22/2004	M/T Alkiviadis	36,721	06/30/2010	03/29/2006
Cooper Consultants Co. renamed to Miltiadis M II Carriers Corp.	04/06/2006	M/T Miltiadis M II	162,397	09/30/2011	04/26/2006
Amoureux Carriers Corp.	04/14/2010	M/T Amoureux	149,993	09/30/2011	—
Aias Carriers Corp.	04/14/2010	M/T Aias	150,393	09/30/2011	—
Isiodos Product Carrier S.A.	05/31/2013	M/T Active	50,136	03/31/2015	03/31/2015
Titanas Product Carrier S.A.	05/31/2013	M/T Amadeus	50,108	06/30/2015	06/30/2015
Filonikis Product Carrier S.A.	05/31/2013	M/T Amor	49,999	10/24/2016	09/30/2015
Asterias Crude Carrier S.A.	07/13/2015	M/T Aristaios	113,689	01/17/2018	01/10/2017
Iason Product Carrier S.A.	08/28/2013	M/T Anikitos	50,082	05/04/2018	06/21/2016
Athena SpinCo Inc.*	11/14/2018	—	—	__	__
Athena MergerCo 1 Inc. *	11/14/2018	—	—	__	__
Athena MergerCo 2 Inc. *	11/14/2018	—	—	__	__
Athena MergerCo 3 LLC. *	11/14/2018	—	—	__	__
Athena MergerCo 4 LLC *	11/14/2018	—	—	__	__

*	Companies established for the purpose of the agreement between the Partnership and DSS.